Capital management	3 Months Ended
Mar. 31, 2021
Capital management
Capital management

7.    Capital management

As of March 31, 2021 and December 31, 2020 total equity in percent of total assets was 39.8% and 38.9%, respectively, and debt and lease liabilities in percent of total assets was 38.9% and 39.1%, respectively.

The Company’s financing structure and business model are reflected in the investment grade ratings. The Company is covered and rated investment grade by Moody’s, Standard & Poor’s and Fitch.

Rating (1)

	Standard & Poor's	Moody's	Fitch

Corporate Credit Rating	BBB	Baa3	BBB-
Outlook	stable	stable	stable
(1)	A rating is not a recommendation to buy, sell or hold securities of the Company, and may be subject to suspension, change or withdrawal at any time by the assigning rating agency.